Share-based compensation (Tables)	6 Months Ended
Dec. 31, 2024
Share-based payments
Summary of capital reserve related to stock options and restricted stock awards

	Six Months Ended
	December 31,
(in € thousands)	2023	2024
Classified within capital reserve (beginning of year)	158,453	175,591
Expense related to:	11,336	9,576
Share Options (Alignment Grant)	8,790	3,787
Share Options (LTI)	478	1,805
Restricted Shares	—	181
Restricted Share Units	2,068	3,803
Classified within capital reserve (end of year)	169,789	185,167

IPO Related One-Time Award Package
Share-based payments
Summary of main features of share-based compensation arrangement

Type of arrangement	Alignment Award	Restoration Award
Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

Alignment Award
Share-based payments
Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

Black Scholes Model - Weighted Average Values	Tranche I		Tranche II		Tranche III
Weighted average fair value	$25.42		$22.93		$20.68
Exercise price	$5.79		$8.68		$11.58
Weighted average share price	$31.00		$31.00		$31.00
Expected volatility	60%		60%		60%
Expected life	2.32	years	2.32	years	2.32	years
Risk free rate	0.0%		0.0%		0.0%
Expected dividends	—		—		—

Summary of number and weighted-average exercise prices of share options

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2023	6,197,415	8.55
forfeited	—	N/A
exercised	—	N/A
December 31, 2023	6,197,415	8.55

June 30, 2024	6,063,090	8.57
forfeited	(21,165)	11.58
exercised	—	N/A
December 31, 2024	6,041,925	8.56

Supervisory Board Award (Restricted Shares)
Share-based payments
Summary of main features of share-based compensation arrangement

Type of arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units
Date of first grant	May 8, 2023	September 5, 2023	November 8, 2023
Number granted	67,264	11,478	149,147
Vesting conditions	The restricted share Units vested in full on May 8, 2024	The restricted share Units are vested in full on September 5, 2024	The restricted share Units are vested in full on November 8, 2024

Long-Term Incentive Plan
Share-based payments
Summary of main features of share-based compensation arrangement

Type of	Key Management Members
arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs
Service commencement date	July 1, 2021	July 1, 2022	July 1, 2023	July 1, 2024	Oct. 1, 2024
Grant date	July 1, 2021	July 1, 2022	Nov. 8, 2023	July 1, 2024	Oct. 1, 2024
Number granted	62,217	255,754	1,696,022	1,252,241	102,740
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vest in full on July 1, 2025

Type of	Key Management Members
arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs				Stock options
Service commencement date	July 1, 2021	July 1, 2022	July 1, 2023	July 1, 2024	July 1, 2023	July 1, 2024
Grant date	July 1, 2021	July 1, 2022	Nov. 8, 2023	July 1, 2024	Various dates[1]	July 1, 2024
Number granted	108,947	418,352	1,417,103	1,043,193	3,605,301	3,277,477
Vesting conditions	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.
(1)	The award is composed of 2 separate grants: 2,923,280 options granted and approved on November 8, 2023 and additional 682,021 options granted on December 15, 2023. Both grants are part of the same award and subject to the same conditions.

Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	November 8, 2023		December 15, 2023		July 1, 2024
Weighted average fair value	$0.64		$0.65		$1.82
Exercise price	$4.00		$4.00		$5.07
Weighted average share price	$3.41		$3.55		$5.07
Expected volatility	45.83%		45.32%		64.47%
Expected life	1.65	years	1.55	years	1.97	years
Risk free rate	3.00%		2.37%		2.88%
Expected dividends	—		—		—

Summary of number and weighted-average exercise prices of share options

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2023	—	—
forfeited	—	N/A
granted	3,597,828	4.00
December 31, 2023	3,597,828	4.00

June 30, 2024	3,309,066	4.00
exercised	(6,508)	4.00
granted	3,277,477	5.07
December 31, 2024	6,580,035	4.53